UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL 60187
 (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn FTSE RAFI U.S. Equity Income ETF (ELKU).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.5%
Aerospace & Defense—5.0%
Boeing Co. (The)	220	$34,250
General Dynamics Corp.	78	13,468
L-3 Communications Holdings, Inc.	40	6,084
Lockheed Martin Corp.	106	26,494
Northrop Grumman Corp.	42	9,768
Raytheon Co.	91	12,922
United Technologies Corp.	326	35,736
Total Aerospace & Defense		138,722
Air Freight & Logistics—1.0%
United Parcel Service, Inc., Class B	240	27,514

Auto Components—0.0%†
Adient PLC*	10	586

Banks—5.6%
Cullen/Frost Bankers, Inc.	67	5,912
Hancock Holding Co.	138	5,948
PacWest Bancorp	119	6,478
Wells Fargo & Co.	2,484	136,893
Total Banks		155,231
Beverages—1.8%
Coca-Cola European Partners PLC (United Kingdom)	59	1,853
Dr Pepper Snapple Group, Inc.	37	3,355
PepsiCo, Inc.	421	44,049
Total Beverages		49,257
Biotechnology—0.4%
Amgen, Inc.	77	11,258

Building Products—0.2%
Johnson Controls International PLC	102	4,201

Capital Markets—0.6%
Federated Investors, Inc., Class B	112	3,167
Invesco Ltd.	414	12,561
Waddell & Reed Financial, Inc., Class A	88	1,717
Total Capital Markets		17,445
Chemicals—2.9%
AdvanSix, Inc.*	6	133
CF Industries Holdings, Inc.	62	1,952
Dow Chemical Co. (The)	555	31,757
E. I. du Pont de Nemours and Company	262	19,231
LyondellBasell Industries NV, Class A	224	19,215
Mosaic Co. (The)	244	7,156

Investments	Shares	Value
Chemicals (continued)
Total Chemicals		$79,444
Commercial Services & Supplies—0.8%
Pitney Bowes, Inc.	103	1,565
Republic Services, Inc.	131	7,473
Waste Management, Inc.	198	14,040
Total Commercial Services & Supplies		23,078
Communications Equipment—1.4%
Cisco Systems, Inc.	1,289	38,954

Construction & Engineering—0.1%
Fluor Corp.	78	4,097

Consumer Finance—0.7%
Navient Corp.	1,233	20,258

Containers & Packaging—0.6%
International Paper Co.	303	16,077

Distributors—0.2%
Genuine Parts Co.	56	5,350

Diversified Telecommunication Services—1.2%
CenturyLink, Inc.	966	22,971
Frontier Communications Corp.	2,902	9,809
Total Diversified Telecommunication Services		32,780
Electric Utilities—2.9%
Alliant Energy Corp.	94	3,562
American Electric Power Co., Inc.	253	15,929
Pinnacle West Capital Corp.	61	4,760
PPL Corp.	410	13,960
Southern Co. (The)	577	28,382
Westar Energy, Inc.	60	3,381
Xcel Energy, Inc.	237	9,646
Total Electric Utilities		79,620
Electrical Equipment—0.8%
Eaton Corp. PLC	278	18,651
Rockwell Automation, Inc.	33	4,435
Total Electrical Equipment		23,086
Electronic Equipment, Instruments & Components—0.6%
Corning, Inc.	375	9,101
TE Connectivity Ltd. (Switzerland)	101	6,998
Total Electronic Equipment, Instruments & Components		16,099
Energy Equipment & Services—0.8%
National Oilwell Varco, Inc.	256	9,585

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Ltd.	160	$13,432
Total Energy Equipment & Services		23,017
Equity Real Estate Investment—7.3%
Apartment Investment & Management Co., Class A	87	3,954
Brixmor Property Group, Inc.	158	3,858
CBL & Associates Properties, Inc.	347	3,991
Columbia Property Trust, Inc.	157	3,391
CoreCivic, Inc.	147	3,596
Crown Castle International Corp.	123	10,673
DiamondRock Hospitality Co.	351	4,047
DuPont Fabros Technology, Inc.	77	3,383
Gaming and Leisure Properties, Inc.	147	4,501
GEO Group, Inc. (The)	110	3,952
Hospitality Properties Trust	234	7,427
Host Hotels & Resorts, Inc.	1,025	19,311
Iron Mountain, Inc.	294	9,549
Lamar Advertising Co., Class A	60	4,034
LaSalle Hotel Properties	200	6,094
Mack-Cali Realty Corp.	175	5,079
Mid-America Apartment Communities, Inc.	34	3,329
Public Storage	41	9,164
Rayonier, Inc.	143	3,804
Retail Properties of America, Inc., Class A	333	5,105
RLJ Lodging Trust	243	5,951
Ryman Hospitality Properties, Inc.	58	3,655
Simon Property Group, Inc.	129	22,919
Taubman Centers, Inc.	45	3,327
UDR, Inc.	151	5,508
Washington Prime Group, Inc.	422	4,393
Weingarten Realty Investors	108	3,865
Weyerhaeuser Co.	1,124	33,821
Total Equity Real Estate Investment		201,681
Food & Staples Retailing—3.7%
Sysco Corp.	301	16,666
Walgreens Boots Alliance, Inc.	142	11,752
Wal-Mart Stores, Inc.	1,087	75,134
Total Food & Staples Retailing		103,552
Food Products—1.2%
Archer-Daniels-Midland Co.	560	25,564
Hershey Co. (The)	29	2,999
Kraft Heinz Co. (The)	59	5,152
Total Food Products		33,715
Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	103	4,567

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	21	$3,477
Total Health Care Equipment & Supplies		8,044
Health Care Providers & Services—0.8%
Anthem, Inc.	80	11,502
Cardinal Health, Inc.	147	10,579
Total Health Care Providers & Services		22,081
Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc.	60	4,363
Las Vegas Sands Corp.	180	9,614
McDonald's Corp.	310	37,733
Wynn Resorts Ltd.	73	6,315
Yum China Holdings, Inc.*	80	2,090
Yum! Brands, Inc.	80	5,066
Total Hotels, Restaurants & Leisure		65,181
Household Products—0.8%
Clorox Co. (The)	26	3,120
Colgate-Palmolive Co.	155	10,143
Kimberly-Clark Corp.	71	8,103
Total Household Products		21,366
Independent Power and Renewable Electricity Producers—0.4%
AES Corp./VA	962	11,178

Industrial Conglomerates—1.6%
3M Co.	153	27,321
Honeywell International, Inc.	158	18,305
Total Industrial Conglomerates		45,626
Insurance—1.5%
Arthur J Gallagher & Co.	155	8,054
Cincinnati Financial Corp.	131	9,923
First American Financial Corp.	99	3,627
Old Republic International Corp.	481	9,139
Validus Holdings Ltd.	94	5,171
Willis Towers Watson PLC	47	5,747
Total Insurance		41,661
IT Services—3.5%
Accenture PLC, Class A	118	13,821
International Business Machines Corp.	407	67,558
Paychex, Inc.	96	5,844
Western Union Co. (The)	487	10,578
Total IT Services		97,801
Leisure Products—0.2%
Mattel, Inc.	222	6,116

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Machinery—1.3%
Cummins, Inc.	95	$12,983
Dover Corp.	62	4,646
Ingersoll-Rand PLC	70	5,253
Parker-Hannifin Corp.	52	7,280
Stanley Black & Decker, Inc.	44	5,046
Total Machinery		35,208
Media—2.6%
Comcast Corp., Class A	481	33,213
Omnicom Group, Inc.	83	7,064
Time Warner, Inc.	244	23,553
Viacom, Inc., Class B	197	6,915
Total Media		70,745
Multiline Retail—1.5%
Kohl's Corp.	168	8,296
Macy's, Inc.	203	7,270
Nordstrom, Inc.	54	2,588
Target Corp.	336	24,269
Total Multiline Retail		42,423
Multi-Utilities—2.0%
Ameren Corp.	148	7,764
CenterPoint Energy, Inc.	425	10,472
Consolidated Edison, Inc.	179	13,189
MDU Resources Group, Inc.	220	6,329
Public Service Enterprise Group, Inc.	278	12,199
SCANA Corp.	64	4,690
Total Multi-Utilities		54,643
Oil, Gas & Consumable Fuels—14.1%
Chevron Corp.	1,084	127,587
ConocoPhillips	1,238	62,073
Exxon Mobil Corp.	1,323	119,414
HollyFrontier Corp.	106	3,473
Marathon Oil Corp.	905	15,665
Marathon Petroleum Corp.	199	10,020
Murphy Oil Corp.	245	7,627
Occidental Petroleum Corp.	250	17,807
Phillips 66	168	14,517
Valero Energy Corp.	195	13,322
Total Oil, Gas & Consumable Fuels		391,505
Paper & Forest Products—0.1%
Domtar Corp.	81	3,161

Pharmaceuticals—8.9%
Bristol-Myers Squibb Co.	235	13,734
Eli Lilly & Co.	212	15,593

Investments	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	657	$75,693
Merck & Co., Inc.	1,036	60,989
Pfizer, Inc.	2,513	81,622
Total Pharmaceuticals		247,631
Professional Services—0.1%
ManpowerGroup, Inc.	41	3,644

Road & Rail—2.0%
CSX Corp.	387	13,905
Norfolk Southern Corp.	150	16,210
Union Pacific Corp.	235	24,365
Total Road & Rail		54,480
Semiconductors & Semiconductor—4.4%
Applied Materials, Inc.	216	6,970
Intel Corp.	1,818	65,939
KLA-Tencor Corp.	47	3,698
Maxim Integrated Products, Inc.	83	3,201
QUALCOMM, Inc.	459	29,927
Texas Instruments, Inc.	186	13,573
Total Semiconductors & Semiconductor		123,308
Software—3.1%
CA, Inc.	125	3,971
Microsoft Corp.	1,230	76,432
Symantec Corp.	247	5,901
Total Software		86,304
Specialty Retail—1.6%
Best Buy Co., Inc.	264	11,265
GameStop Corp., Class A	82	2,071
Gap, Inc. (The)	133	2,985
Home Depot, Inc. (The)	184	24,671
L Brands, Inc.	36	2,370
Total Specialty Retail		43,362
Technology Hardware, Storage & Peripherals—1.2%
HP, Inc.	1,167	17,318
Seagate Technology PLC	217	8,283
Western Digital Corp.	92	6,252
Total Technology Hardware, Storage & Peripherals		31,853
Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.	149	5,218

Thrifts & Mortgage Finance—0.7%
New York Community Bancorp, Inc.	1,253	19,935

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Tobacco—4.3%
Altria Group, Inc.	649	$43,885
Philip Morris International, Inc.	738	67,520
Reynolds American, Inc.	159	8,910
Total Tobacco		120,315
Trading Companies & Distributors—0.1%
W.W. Grainger, Inc.	13	3,019

Total Common Stocks
(Cost $2,533,271)		2,760,830

MONEY MARKET FUND—0.3%
Goldman Sachs Financial Square Funds - Government Fund, 0.45% (a) (Cost $8,840)	8,840	8,840
Total Investments—99.8% (Cost $2,542,111)		2,769,670
Other Assets in Excess of Liabilities—-0.2%		4,569
Net Assets—100.0%		$2,774,239

*	Non-income producing security
†	Less than 0.05%
(a)	Rate shown represents annualized 7-day yield as of December 31, 2016.

Sector Allocation	% of Total Investments*
Consumer Discretionary	8.6%
Consumer Staples	11.9
Energy	15.0
Financials	9.2
Health Care	10.5
Industrials	13.1
Information Technology	14.3
Materials	3.6
Real Estate	7.3
Telecommunication Services	1.2
Utilities	5.3
Total Investments	100.0%

*	Excluding Money Market Fund

See accompanying Notes to Schedule of Investments.

ELKHORN FTSE RAFI U.S. EQUITY INCOME ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,760,830	$–	$–	$2,760,830
Money Market Funds	8,840	–	–	8,840
Total Investment in Securities	$2,769,670	$–	$–	$2,769,670

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOWVOL/HIGH BETA TACTICAL ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Aerospace & Defense—1.0%
Arconic, Inc.	44,829	$831,130

Airlines—2.0%
American Airlines Group, Inc.	16,442	767,677
United Continental Holdings, Inc.*	12,095	881,483
Total Airlines		1,649,160
Auto Components—2.1%
BorgWarner, Inc.	23,950	944,588
Delphi Automotive PLC	11,762	792,171
Total Auto Components		1,736,759
Banks—10.2%
Bank of America Corp.	41,922	926,476
Citigroup, Inc.	16,146	959,557
Comerica, Inc.	13,376	911,039
Fifth Third Bancorp	30,238	815,519
Huntington Bancshares, Inc.	56,990	753,408
JPMorgan Chase & Co.	8,819	760,992
KeyCorp	42,648	779,179
Regions Financial Corp.	64,389	924,626
SunTrust Banks, Inc.	13,947	764,993
Zions Bancorporation	21,130	909,435
Total Banks		8,505,224
Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.*	6,180	756,123
Celgene Corp.*	5,559	643,454
Vertex Pharmaceuticals, Inc.*	8,295	611,093
Total Biotechnology		2,010,670
Capital Markets—12.9%
Affiliated Managers Group, Inc.*	6,941	1,008,527
Ameriprise Financial, Inc.	7,235	802,651
Bank of New York Mellon Corp. (The)	14,147	670,285
BlackRock, Inc.	1,951	742,433
Charles Schwab Corp. (The)	24,229	956,319
E*TRADE Financial Corp.*	24,775	858,454
Franklin Resources, Inc.	20,861	825,678
Goldman Sachs Group (The), Inc.	3,459	828,258
Invesco Ltd.	28,982	879,314
Moody's Corp.	6,969	656,968
Morgan Stanley	22,619	955,653
Northern Trust Corp.	8,925	794,771
State Street Corp.	10,277	798,728
Total Capital Markets		10,778,039

Investments	Shares	Value
Chemicals—1.8%
Albemarle Corp.	8,223	$707,836
FMC Corp.	13,588	768,537
Total Chemicals		1,476,373
Consumer Finance—2.7%
Capital One Financial Corp.	8,362	729,501
Navient Corp.	47,545	781,164
Synchrony Financial	20,354	738,240
Total Consumer Finance		2,248,905
Containers & Packaging—1.0%
WestRock Co.	16,421	833,694

Diversified Telecommunication Services—0.8%
Level 3 Communications, Inc.*	12,478	703,260

Energy Equipment & Services—6.6%
Baker Hughes, Inc.	12,147	789,191
FMC Technologies, Inc.*	22,412	796,298
Halliburton Co.	14,636	791,661
Helmerich & Payne, Inc.	13,044	1,009,606
National Oilwell Varco, Inc.	20,833	779,987
Transocean Ltd.*	94,271	1,389,555
Total Energy Equipment & Services		5,556,298
Hotels, Restaurants & Leisure—1.7%
Royal Caribbean Cruises Ltd.	8,800	721,952
Wynn Resorts Ltd.	8,668	749,869
Total Hotels, Restaurants & Leisure		1,471,821
Household Durables—2.2%
D.R. Horton, Inc.	26,015	710,990
Harman International Industries, Inc.	10,076	1,120,048
Total Household Durables		1,831,038
Independent Power and Renewable Electricity Producers—0.9%
NRG Energy, Inc.	63,221	775,089

Insurance—4.9%
Lincoln National Corp.	15,027	995,839
MetLife, Inc.	13,542	729,778
Principal Financial Group, Inc.	14,185	820,744
Prudential Financial, Inc.	7,691	800,326
Unum Group	17,208	755,948
Total Insurance		4,102,635
Internet Software & Services—0.9%
Akamai Technologies, Inc.*	10,790	719,477

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOWVOL/HIGH BETA TACTICAL ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
IT Services—0.8%
Teradata Corp.*	26,317	$715,033

Life Sciences Tools & Services—0.8%
Illumina, Inc.*	5,600	717,024

Machinery—1.6%
Flowserve Corp.	14,603	701,674
Pentair PLC (United Kingdom)	11,131	624,115
Total Machinery		1,325,789
Media—1.5%
News Corp., Class A	55,046	630,827
Viacom, Inc., Class B	17,634	618,953
Total Media		1,249,780
Metals & Mining—1.5%
Freeport-McMoRan, Inc.*	93,305	1,230,693

Oil, Gas & Consumable Fuels—23.3%
Anadarko Petroleum Corp.	15,792	1,101,176
Apache Corp.	15,053	955,414
Chesapeake Energy Corp.*	250,201	1,756,411
Cimarex Energy Co.	6,209	843,803
Concho Resources, Inc.*	6,600	875,160
ConocoPhillips	18,358	920,470
Devon Energy Corp.	26,015	1,188,105
Hess Corp.	18,981	1,182,327
Kinder Morgan, Inc.	40,452	837,761
Marathon Oil Corp.	75,459	1,306,195
Marathon Petroleum Corp.	19,617	987,716
Murphy Oil Corp.	40,134	1,249,372
Newfield Exploration Co.*	21,608	875,124
Noble Energy, Inc.	20,507	780,496
ONEOK, Inc.	17,702	1,016,272
Pioneer Natural Resources Co.	3,838	691,109
Southwestern Energy Co.*	70,820	766,272
Tesoro Corp.	8,496	742,975
Williams Cos., Inc. (The)	46,256	1,440,412
Total Oil, Gas & Consumable Fuels		19,516,570
Pharmaceuticals—2.3%
Endo International PLC*	43,545	717,186
Mallinckrodt PLC*	10,026	499,495
Mylan NV*	18,158	692,728
Total Pharmaceuticals		1,909,409
Real Estate Management & Development—1.2%
CBRE Group, Inc., Class A*	31,543	993,289

Investments	Shares	Value
Road & Rail—0.9%
Ryder System, Inc.	10,176	$757,501

Semiconductors & Semiconductor—4.3%
First Solar, Inc.*	21,992	705,723
Micron Technology, Inc.*	53,497	1,172,654
Qorvo, Inc.*	16,370	863,190
Skyworks Solutions, Inc.	11,930	890,694
Total Semiconductors & Semiconductor		3,632,261
Software—0.9%
Autodesk, Inc.*	10,316	763,487

Specialty Retail—1.0%
CarMax, Inc.*	12,620	812,602

Technology Hardware, Storage & Peripherals—3.9%
Hewlett Packard Enterprise Co.	32,581	753,924
HP, Inc.	45,644	677,357
Seagate Technology PLC	22,740	867,986
Western Digital Corp.	14,930	1,014,494
Total Technology Hardware, Storage & Peripherals		3,313,761
Textiles, Apparel & Luxury Goods—0.7%
Under Armour, Inc., Class A*	20,852	605,751

Trading Companies & Distributors—1.2%
United Rentals, Inc.*	9,333	985,378

Total Investments—100.0% (Cost $78,465,141)		83,757,900
Liabilities in Excess of Other Assets—(0.0)%(a)		(30,282)
Net Assets—100.0%		$83,727,618

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Consumer Discretionary	9.2%
Energy	29.9
Financials	30.6
Health Care	5.6
Industrials	6.6
Information Technology	10.9
Materials	4.2
Real Estate	1.2
Telecommunication Services	0.9
Utilities	0.9
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOWVOL/HIGH BETA TACTICAL ETF
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$83,757,900	$–	$–	$83,757,900
Total Investments in Securities	$83,757,900	$–	$–	$83,757,900

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER DISCRETIONARY PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Auto Components—4.6%
Dana, Inc.	1,172	$22,245
Gentex Corp.	2,334	45,956
Total Auto Components		68,201
Automobiles—2.6%
Thor Industries, Inc.	390	39,020

Distributors—2.4%
Pool Corp.	336	35,058

Diversified Consumer Services—6.2%
DeVry Education Group, Inc.	464	14,477
Graham Holdings Co., Class B	38	19,454
Service Corp. International	1,552	44,077
Sotheby's*	376	14,987
Total Diversified Consumer Services		92,995
Hotels, Restaurants & Leisure—23.8%
Brinker International, Inc.	404	20,010
Buffalo Wild Wings, Inc.*	148	22,851
Cheesecake Factory, Inc. (The)	360	21,557
Churchill Downs, Inc.	102	15,346
Cracker Barrel Old Country Store, Inc.	196	32,728
Domino's Pizza, Inc.	392	62,422
Dunkin' Brands Group, Inc.	746	39,120
International Speedway Corp., Class A	210	7,728
Jack in the Box, Inc.	264	29,473
Panera Bread Co., Class A*	178	36,506
Papa John's International, Inc.	216	18,486
Texas Roadhouse, Inc.	522	25,181
Wendy's Co. (The)	1,632	22,065
Total Hotels, Restaurants & Leisure		353,473
Household Durables—13.3%
CalAtlantic Group, Inc.	596	20,270
Helen of Troy Ltd.*	226	19,086
KB Home	678	10,719
NVR, Inc.*	28	46,732
Tempur Sealy International, Inc.*	410	27,995
Toll Brothers, Inc.*	1,216	37,696
TRI Pointe Group, Inc.*	1,186	13,615
Tupperware Brands Corp.	412	21,679
Total Household Durables		197,792
Internet & Direct Marketing Retail—0.6%
HSN, Inc.	260	8,918

Investments	Shares	Value
Leisure Products—6.5%
Brunswick Corp.	730	$39,814
Polaris Industries, Inc.	486	40,042
Vista Outdoor, Inc.*	478	17,638
Total Leisure Products		97,494
Media—11.8%
AMC Networks, Inc., Class A*	480	25,123
Cable One, Inc.	38	23,626
Cinemark Holdings, Inc.	862	33,066
John Wiley & Sons, Inc., Class A	366	19,947
Live Nation Entertainment, Inc.*	1,076	28,621
Meredith Corp.	298	17,627
New York Times Co. (The), Class A	992	13,194
Time, Inc.	806	14,387
Total Media		175,591
Multiline Retail—2.6%
Big Lots, Inc.	362	18,176
JC Penney Co., Inc.*	2,510	20,858
Total Multiline Retail		39,034
Specialty Retail—18.6%
Aaron's, Inc.	518	16,571
American Eagle Outfitters, Inc.	1,392	21,117
Cabela's, Inc.*	418	24,474
Chico's FAS, Inc.	1,052	15,138
CST Brands, Inc.	616	29,660
Dick's Sporting Goods, Inc.	716	38,020
GameStop Corp., Class A	830	20,966
Murphy USA, Inc.*	296	18,195
Office Depot, Inc.	4,302	19,445
Restoration Hardware Holdings, Inc.*	312	9,578
Sally Beauty Holdings, Inc.*	1,174	31,017
Williams-Sonoma, Inc.	664	32,131
Total Specialty Retail		276,312
Textiles, Apparel & Luxury Goods—7.0%
Carter's, Inc.	402	34,729
Deckers Outdoor Corp.*	262	14,512
Fossil Group, Inc.*	340	8,792
Kate Spade & Co.*	1,044	19,492
Skechers U.S.A., Inc., Class A*	1,086	26,694
Total Textiles, Apparel & Luxury Goods		104,219
Total Investments—100.0% (Cost $1,500,520)		1,488,107
Other Assets in Excess of Liabilities—0.0% (a)		6
Net Assets—100.0%		$1,488,113

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER DISCRETIONARY PORTFOLIO
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 2016 (Unaudited)

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Consumer Discretionary	100.0%
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,488,107	$–	$–	$1,488,107
Total Investments in Securities	$1,488,107	$–	$–	$1,488,107

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER STAPLES PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)
Investments	Shares	Value
COMMON STOCKS—100.0%
Beverages—3.5%
Boston Beer Co., Inc. (The), Class A*	308	$52,314

Food & Staples Retailing—13.1%
Casey's General Stores, Inc.	552	65,622
Sprouts Farmers Market, Inc.*	3,226	61,036
United Natural Foods, Inc.*	1,464	69,862
Total Food & Staples Retailing		196,520
Food Products—70.5%
Dean Foods Co.	3,078	67,039
Flowers Foods, Inc.	3,512	70,135
Hain Celestial Group, Inc. (The)*	1,714	66,897
Ingredion, Inc.	1,548	193,438
Lamb Weston Holdings, Inc.*	2,964	112,187
Lancaster Colony Corp.	484	68,433
Post Holdings, Inc.*	1,386	111,421
Snyder's-Lance, Inc.	1,760	67,478
Tootsie Roll Industries, Inc.	592	23,532
TreeHouse Foods, Inc.*	922	66,559
WhiteWave Foods Co. (The)*	3,786	210,502
Total Food Products		1,057,621
Household Products—4.5%
Energizer Holdings, Inc.	1,530	68,253

Personal Products—8.4%
Avon Products, Inc.*	12,166	61,316
Edgewell Personal Care Co.*	888	64,815
Total Personal Products		126,131
Total Investments—100.0% (Cost $1,507,537)		1,500,839
Other Assets in Excess of Liabilities—0.0% (a)		7
Net Assets—100.0%		$1,500,846

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Consumer Staples	100.0%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER STAPLES PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,500,839	$–	$–	$1,500,839
Total Investments in Securities	$1,500,839	$–	$–	$1,500,839

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP ENERGY PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Energy Equipment & Services—42.8%
Diamond Offshore Drilling, Inc.*	1,688	$29,878
Dril-Quip, Inc.*	984	59,089
Ensco PLC, Class A	6,434	62,538
Nabors Industries Ltd.	6,506	106,698
Noble Corp. PLC	6,366	37,687
Oceaneering International, Inc.	2,356	66,463
Oil States International, Inc.*	1,344	52,416
Patterson-UTI Energy, Inc.	3,400	91,528
Rowan Cos. PLC, Class A*	3,282	61,997
Superior Energy Services, Inc.	3,918	66,136
Total Energy Equipment & Services		634,430
Oil, Gas & Consumable Fuels—57.2%
CONSOL Energy, Inc.	3,322	60,560
Denbury Resources, Inc.*	10,426	38,368
Energen Corp.*	2,228	128,489
Gulfport Energy Corp.*	2,952	63,881
HollyFrontier Corp.	4,036	132,219
QEP Resources, Inc.*	5,498	101,218
SM Energy Co.	1,932	66,615
Western Refining, Inc.	1,816	68,736
World Fuel Services Corp.	1,554	71,344
WPX Energy, Inc.*	7,906	115,191
Total Oil, Gas & Consumable Fuels		846,621
Total Investments—100.0% (Cost $1,494,068)		1,481,051
Other Assets in Excess of Liabilities—0.0% (a)		6
Net Assets—100.0%		$1,481,057

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Energy	100.0%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP ENERGY PORTFOLIO
Schedule of Investments, continued
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,481,051	$–	$–	$1,481,051
Total Investments in Securities	$1,481,051	$–	$–	$1,481,051

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP FINANCIALS PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Banks—42.7%
Associated Banc-Corp.	798	$19,710
BancorpSouth, Inc.	460	14,283
Bank of Hawaii Corp.	230	20,399
Bank of the Ozarks, Inc.	490	25,769
Cathay General Bancorp	400	15,212
Chemical Financial Corp.	380	20,585
Commerce Bancshares, Inc.	470	27,171
Cullen/Frost Bankers, Inc.	302	26,645
East West Bancorp, Inc.	778	39,546
First Horizon National Corp.	1,258	25,172
FNB Corp.	1,126	18,050
Fulton Financial Corp.	934	17,559
Hancock Holding Co.	448	19,309
International Bancshares Corp.	314	12,811
MB Financial, Inc.	384	18,136
PacWest Bancorp	648	35,277
PrivateBancorp, Inc.	430	23,302
Prosperity Bancshares, Inc.	374	26,846
Signature Bank*	290	43,558
SVB Financial Group*	280	48,065
Synovus Financial Corp.	660	27,113
TCF Financial Corp.	922	18,062
Trustmark Corp.	364	12,977
UMB Financial Corp.	236	18,200
Umpqua Holdings Corp.	1,188	22,311
Valley National Bancorp	1,372	15,970
Webster Financial Corp.	494	26,814
Total Banks		638,852
Capital Markets—21.2%
CBOE Holdings, Inc.	438	32,364
Eaton Vance Corp.	612	25,631
FactSet Research Systems, Inc.	216	35,301
Federated Investors, Inc., Class B	502	14,197
Janus Capital Group, Inc.	768	10,191
Legg Mason, Inc.	484	14,476
MarketAxess Holdings, Inc.	202	29,678
MSCI, Inc.,	508	40,020
Raymond James Financial, Inc.	682	47,242
SEI Investments Co.	724	35,737
Stifel Financial Corp.*	358	17,882
Waddell & Reed Financial, Inc., Class A	446	8,701

Investments	Shares	Value
Capital Markets (continued)
WisdomTree Investments, Inc.	618	$6,884
Total Capital Markets		318,304
Consumer Finance—1.7%
SLM Corp.*	2,310	25,456

Insurance—30.5%
Alleghany Corp.*	84	51,082
American Financial Group, Inc.	394	34,719
Aspen Insurance Holdings Ltd. (Bermuda)	324	17,820
Brown & Brown, Inc.	620	27,813
CNO Financial Group, Inc.	936	17,925
Endurance Specialty Holdings Ltd.	346	31,971
Everest Re Group Ltd.	220	47,608
First American Financial Corp.	592	21,685
Genworth Financial, Inc., Class A*	2,688	10,241
Hanover Insurance Group, Inc. (The)	230	20,932
Kemper Corp.	262	11,607
Mercury General Corp.	196	11,801
Old Republic International Corp.	1,318	25,042
Primerica, Inc.	248	17,149
Reinsurance Group of America, Inc.,	346	43,537
RenaissanceRe Holdings Ltd. (Bermuda)	222	30,241
WR Berkley Corp.	524	34,851
Total Insurance		456,024
Thrifts & Mortgage Finance—3.9%
New York Community Bancorp, Inc.	2,626	41,780
Washington Federal, Inc.	480	16,488
Total Thrifts & Mortgage Finance		58,268
Total Investments—100.0% (Cost $1,495,968)		1,496,904
Other Assets in Excess of Liabilities—0.0% (a)		7
Net Assets—100.0%		$1,496,911

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Financials	100.0%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP FINANCIALS PORTFOLIO
Schedule of Investments, continued
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,496,904	$–	$–	$1,496,904
Total Investments in Securities	$1,496,904	$–	$–	$1,496,904

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP HEALTH CARE PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Biotechnology—4.9%
United Therapeutics Corp.*	508	$72,863

Health Care Equipment & Supplies—50.7%
ABIOMED, Inc.*	498	56,115
Align Technology, Inc.*	918	88,247
Globus Medical, Inc., Class A*	886	21,982
Halyard Health, Inc.*	576	21,301
Hill-Rom Holdings, Inc.	738	41,431
IDEXX Laboratories, Inc.*	1,098	128,762
LivaNova PLC*	540	24,284
NuVasive, Inc.*	620	41,763
ResMed, Inc.	1,726	107,098
STERIS PLC	996	67,120
Teleflex, Inc.	540	87,021
West Pharmaceutical Services, Inc.	896	76,008
Total Health Care Equipment & Supplies		761,132
Health Care Providers & Services—24.1%
HealthSouth Corp.	1,108	45,694
LifePoint Health, Inc.*	496	28,173
MEDNAX, Inc.*	1,134	75,592
Molina Healthcare, Inc.*	526	28,541
Owens & Minor, Inc.	758	26,750
Tenet Healthcare Corp.*	982	14,573
VCA, Inc.*	1,000	68,650
WellCare Health Plans, Inc.*	542	74,297
Total Health Care Providers & Services		362,270
Health Care Technology—1.6%
Allscripts Healthcare Solutions, Inc.*	2,282	23,299

Life Sciences Tools & Services—12.1%
Bio-Rad Laboratories, Inc., Class A*	256	46,664
Bio-Techne Corp.	460	47,302
Charles River Laboratories International, Inc.*	584	44,495
PAREXEL International Corp.*	656	43,112
Total Life Sciences Tools & Services		181,573
Pharmaceuticals—6.6%
Akorn, Inc.*	1,080	23,576
Catalent, Inc.*	1,538	41,465
Prestige Brands Holdings, Inc.*	652	33,969

Investments	Shares	Value
Pharmaceuticals (continued)
Total Pharmaceuticals		$99,010
Total Investments—100.0% (Cost $1,505,842)		1,500,147
Other Assets in Excess of Liabilities—0.0% (a)		6
Net Assets—100.0%		$1,500,153

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Health Care	100.0%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP HEALTH CARE PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,500,147	$–	$–	$1,500,147
Total Investments in Securities	$1,500,147	$–	$–	$1,500,147

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INDUSTRIALS PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

On
Investments	Shares	Value
COMMON STOCKS—100.0%
Aerospace & Defense—14.4%
B/E Aerospace, Inc.	630	$37,920
Curtiss-Wright Corp.	274	26,950
Esterline Technologies Corp.*	184	16,413
Huntington Ingalls Industries, Inc.	288	53,047
KLX, Inc.*	326	14,706
Orbital ATK, Inc.	362	31,758
Teledyne Technologies, Inc.*	216	26,568
Triumph Group, Inc.	306	8,109
Total Aerospace & Defense		215,471
Airlines—3.0%
JetBlue Airways Corp.*	2,004	44,930

Building Products—5.4%
AO Smith Corp.	914	43,278
Lennox International, Inc.	240	36,761
Total Building Products		80,039
Commercial Services & Supplies—9.1%
Clean Harbors, Inc.*	324	18,031
Copart, Inc.*	632	35,019
Deluxe Corp.	300	21,483
Herman Miller, Inc.	372	12,722
HNI Corp.	276	15,434
MSA Safety, Inc.	194	13,450
Rollins, Inc.	594	20,065
Total Commercial Services & Supplies		136,204
Construction & Engineering—8.4%
AECOM*	954	34,687
Dycom Industries, Inc.*	194	15,576
EMCOR Group, Inc.	376	26,606
Granite Construction, Inc.	246	13,530
KBR, Inc.	884	14,754
Valmont Industries, Inc.	140	19,726
Total Construction & Engineering		124,879
Electrical Equipment—5.2%
EnerSys	268	20,931
Hubbell, Inc.	318	37,111
Regal Beloit Corp.	278	19,251
Total Electrical Equipment		77,293

Investments	Shares	Value
Industrial Conglomerates—2.9%
Carlisle Cos., Inc.	400	$44,116

Machinery—33.3%
AGCO Corp.	418	24,186
CLARCOR, Inc.	302	24,906
Crane Co.	308	22,213
Donaldson Co., Inc.	818	34,421
Graco, Inc.	344	28,583
IDEX Corp.	472	42,508
ITT, Inc.	546	21,059
Joy Global, Inc.	608	17,024
Kennametal, Inc.	496	15,505
Lincoln Electric Holdings, Inc.	384	29,441
Nordson Corp.	330	36,977
Oshkosh Corp.	462	29,850
Terex Corp.	656	20,684
Timken Co. (The)	434	17,230
Toro Co. (The)	676	37,822
Trinity Industries, Inc.	942	26,150
Wabtec Corp.	552	45,827
Woodward, Inc.	344	23,753
Total Machinery		498,139
Marine—1.5%
Kirby Corp.*	334	22,211

Professional Services—4.1%
CEB, Inc.	200	12,120
FTI Consulting, Inc.*	262	11,811
ManpowerGroup, Inc.	416	36,970
Total Professional Services		60,901
Road & Rail—7.5%
Avis Budget Group, Inc.*	544	19,954
Genesee & Wyoming, Inc., Class A*	380	26,376
Landstar System, Inc.	258	22,007
Old Dominion Freight Line, Inc.*	428	36,718
Werner Enterprises, Inc.	276	7,438
Total Road & Rail		112,493
Trading Companies & Distributors—5.2%
GATX Corp.	248	15,272
MSC Industrial Direct Co., Inc., Class A	276	25,500
NOW, Inc.*	666	13,633

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INDUSTRIALS PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

Investments	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	160	$23,699
Total Trading Companies & Distributors		78,104
Total Investments—100.0% (Cost $1,502,322)		1,494,780
Other Assets in Excess of Liabilities—0.0% (a)		6
Net Assets—100.0%		$1,494,786

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Industrials	100.0%
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,494,780	$–	$–	$1,494,780
Total Investments in Securities	$1,494,780	$–	$–	$1,494,780

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INFORMATION TECHNOLOGY PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Communications Equipment—8.9%
ARRIS International PLC*	996	$30,010
Brocade Communications Systems, Inc.	2,100	26,229
Ciena Corp.*	728	17,771
InterDigital, Inc.	178	16,260
NetScout Systems, Inc.*	478	15,057
Plantronics, Inc.	174	9,528
ViaSat, Inc.*	268	17,747
Total Communications Equipment		132,602
Electronic Equipment, Instruments & Components—23.2%
Arrow Electronics, Inc.*	468	33,368
Avnet, Inc.	666	31,708
Belden, Inc.	220	16,449
Cognex Corp.	448	28,502
IPG Photonics Corp.*	194	19,150
Jabil Circuit, Inc.	968	22,913
Keysight Technologies, Inc.*	886	32,401
Knowles Corp.*	464	7,753
Littelfuse, Inc.	118	17,909
National Instruments Corp.	552	17,013
SYNNEX Corp.	152	18,395
Tech Data Corp.*	184	15,581
Trimble, Inc.*	1,308	39,436
VeriFone Systems, Inc.*	580	10,283
Vishay Intertechnology, Inc.	698	11,308
Zebra Technologies Corp., Class A*	276	23,670
Total Electronic Equipment, Instruments & Components		345,839
Internet Software & Services—2.5%
comScore, Inc.*	236	7,453
j2 Global, Inc.	250	20,450
WebMD Health Corp.*	194	9,616
Total Internet Software & Services		37,519
IT Services—22.2%
Acxiom Corp.*	404	10,827
Broadridge Financial Solutions, Inc.	622	41,239
Computer Sciences Corp.	734	43,614
Convergys Corp.	498	12,231
CoreLogic, Inc.*	450	16,574
DST Systems, Inc.	166	17,787
Gartner, Inc.*	432	43,662
Jack Henry & Associates, Inc.	408	36,222
Leidos Holdings, Inc.	746	38,150

Investments	Shares	Value
IT Services (continued)
MAXIMUS, Inc.	338	$18,857
NeuStar, Inc., Class A*	284	9,486
Science Applications International Corp.	234	19,843
WEX, Inc.*	200	22,320
Total IT Services		330,812
Semiconductors & Semiconductor—16.3%
Advanced Micro Devices, Inc.*	3,966	44,975
Cirrus Logic, Inc.*	332	18,771
Cree, Inc.*	520	13,723
Cypress Semiconductor Corp.	1,676	19,173
Integrated Device Technology, Inc.*	700	16,492
Intersil Corp., Class A	714	15,922
Microsemi Corp.*	598	32,274
Monolithic Power Systems, Inc.	196	16,058
Silicon Laboratories, Inc.*	218	14,170
Synaptics, Inc.*	182	9,752
Teradyne, Inc.	1,050	26,670
Versum Materials, Inc.*	568	15,944
Total Semiconductors & Semiconductor		243,924
Software—24.0%
ACI Worldwide, Inc.*	612	11,108
ANSYS, Inc.*	452	41,806
Cadence Design Systems, Inc.*	1,496	37,729
CDK Global, Inc.	780	46,558
CommVault Systems, Inc.*	220	11,308
Fair Isaac Corp.	162	19,314
Fortinet, Inc.*	768	23,132
Manhattan Associates, Inc.*	372	19,727
Mentor Graphics Corp.	572	21,101
PTC, Inc.*	604	27,947
Synopsys, Inc.*	790	46,499
Tyler Technologies, Inc.*	174	24,842
Ultimate Software Group, Inc. (The)*	152	27,717
Total Software		358,788
Technology Hardware, Storage & Peripherals—2.9%
3D Systems Corp.*	558	7,416
Diebold Nixdorf, Inc.	392	9,859
NCR Corp.*	648	26,283
Total Technology Hardware, Storage & Peripherals		43,558
Total Investments—100.0% (Cost $1,504,933)		1,493,042
Other Assets in Excess of Liabilities—0.0%(a)		109
Net Assets—100.0%		$1,493,151

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INFORMATION TECHNOLOGY PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Information Technology	100.0%
Total Investments	100.0%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,493,042	$–	$–	$1,493,042
Total Investments in Securities	$1,493,042	$–	$–	$1,493,042

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP MATERIALS PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Chemicals—38.6%
Ashland Global Holdings, Inc.	774	$84,591
Cabot Corp.	776	39,219
Minerals Technologies, Inc.	436	33,681
NewMarket Corp.	116	49,165
Olin Corp.	2,058	52,705
PolyOne Corp.	1,044	33,450
RPM International, Inc.	1,662	89,466
Scotts Miracle-Gro Co. (The), Class A	554	52,935
Sensient Technologies Corp.	554	43,533
Valspar Corp. (The)	910	94,285
Total Chemicals		573,030
Construction Materials—4.0%
Eagle Materials, Inc.	600	59,118

Containers & Packaging—23.8%
AptarGroup, Inc.	780	57,291
Bemis Co., Inc.	1,168	55,853
Greif, Inc., Class A	322	16,522
Owens-Illinois, Inc.*	2,020	35,168
Packaging Corp. of America	1,162	98,561
Silgan Holdings, Inc.	466	23,850
Sonoco Products Co.	1,244	65,559
Total Containers & Packaging		352,804
Metals & Mining—29.3%
Allegheny Technologies, Inc.	1,356	21,601
Carpenter Technology Corp.	580	20,979
Commercial Metals Co.	1,438	31,320
Compass Minerals International, Inc.	420	32,907
Reliance Steel & Aluminum Co.	904	71,904
Royal Gold, Inc.	814	51,567
Steel Dynamics, Inc.	3,036	108,021
United States Steel Corp.	2,148	70,905
Worthington Industries, Inc.	546	25,902
Total Metals & Mining		435,106
Paper & Forest Products—4.3%
Domtar Corp.	780	30,443
Louisiana-Pacific Corp.*	1,772	33,544
Total Paper & Forest Products		63,987
Total Investments—100.0% (Cost $1,502,656)		1,484,045
Other Assets in Excess of Liabilities—0.0%(a)		7
Net Assets—100.0%		$1,484,052

*	Non-income producing security
(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Materials	100.0%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP MATERIALS PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,484,045	$–	$–	$1,484,045
Total Investments in Securities	$1,484,045	$–	$–	$1,484,045

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP UTILITIES PORTFOLIO
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Electric Utilities—35.7%
Great Plains Energy, Inc.	3,624	$99,116
Hawaiian Electric Industries, Inc.	2,080	68,786
IDACORP, Inc.	844	67,984
OGE Energy Corp.	3,362	112,459
PNM Resources, Inc.	1,594	54,674
Westar Energy, Inc.	2,386	134,451
Total Electric Utilities		537,470
Gas Utilities—39.3%
Atmos Energy Corp.	1,750	129,763
National Fuel Gas Co.	1,158	65,589
New Jersey Resources Corp.	1,724	61,202
ONE Gas, Inc.	1,046	66,902
Southwest Gas Holdings, Inc.	900	68,958
UGI Corp.	2,912	134,185
WGL Holdings, Inc.	866	66,058
Total Gas Utilities		592,657
Multi-Utilities—16.9%
Black Hills Corp.	1,064	65,266
MDU Resources Group, Inc.	2,288	65,826
NorthWestern Corp.	968	55,050
Vectren Corp.	1,314	68,525
Total Multi-Utilities		254,667
Water Utilities—4.5%
Aqua America, Inc.	2,240	67,290

Wireless Telecommunication Services—3.6%
Telephone & Data Systems, Inc.	1,872	54,045

Total Investments—100.0% (Cost $1,515,259)		1,506,129
Other Assets in Excess of Liabilities—0.0% (a)		6
Net Assets—100.0%		$1,506,135

(a)	Less than 0.05%

Sector Allocation	% of Total Investments
Telecommunication Services	3.6%
Utilities	96.4%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP UTILITIES PORTFOLIO
Schedule of Investments, CONTINUED
December 31, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,506,129	$–	$–	$1,506,129
Total Investments in Securities	$1,506,129	$–	$–	$1,506,129

For the period ended December 31, 2016, there were no transfers between any levels. As of December 31, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers shares in fifteen series as of December 31, 2016. Elkhorn FTSE RAFI U.S. Equity Income ETF, Elkhorn Lunt LowVol/High Beta Tactical ETF, Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

The Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. SECURITIES VALUATION

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC (“the Adviser”) will determine the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2016, is disclosed at the end of each Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At December 31, 2016, the cost of investments for federal income tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn FTSE RAFI U.S. Equity Income ETF	$2,542,111	$264,371	$(36,811)	$227,559
Elkhorn Lunt LowVol/High Beta Tactical ETF	78,465,141	6,462,534	(1,169,775)	5,292,759
Elkhorn S&P MidCap Consumer Discretionary Portfolio	1,500,520	1,685	(14,098)	(12,413)
Elkhorn S&P MidCap Consumer Staples Portfolio	1,507,537	664	(7,362)	(6,698)
Elkhorn S&P MidCap Energy Portfolio	1,494,068	1,606	(14,623)	(13,017)
Elkhorn S&P MidCap Financials Portfolio	1,495,968	2,993	(2,057)	936
Elkhorn S&P MidCap Health Care Portfolio	1,505,842	1,293	(6,988)	(5,695)
Elkhorn S&P MidCap Industrials Portfolio	1,502,322	757	(8,299)	(7,542)
Elkhorn S&P MidCap Information Technology Portfolio	1,504,933	344	(12,235)	(11,891)
Elkhorn S&P MidCap Materials Portfolio	1,502,656	443	(19,054)	(18,611)
Elkhorn S&P MidCap Utilities Portfolio	1,506,129	372	(9,502)	(9,130)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	2/28/2017

*	Print the name and title of each signing officer under his or her signature.